UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MEAG New York Corporation
Address: 540 Madison Ave 6th floor
New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kerris Wigfall
Title: Chief Compliance Officer
Phone: 212-583-4835

Signature, Place, and Date of Signing:
____________________ _____________________________ __________
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	MEAG New York Corporation
[Repeat as necessary.]
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 146

Form 13F Information Table Value Total: $250158
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 			MEAG NY Corp

[Repeat as necessary.]

NAME OF ISSUER           TITLE OF CLASS   CUSIP          VALUE    SHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                         NUMBER       (x$1000)    PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
3M Co.                   Common Stock  88579Y101         1,157     14,000 SH            NONE                                       X
AAG Holding Co. Inc.     Preferred     000336206           336     15,000PRN            SOLE
AEGON N.V.               Preferred     007924301         2,636    145,858PRN            SOLE
AEGON N.V.               Preferred     N00927306           376     20,000PRN            SOLE
AGILENT TECHNOLOGIES INC.Common Stock  00846U101           603     19,400 SH            NONE                                       X
ALLERGAN INC.            Common Stock  018490102         1,014     16,100 SH            NONE                                       X
APACHE CORP.             Common Stock  037411105         1,331     12,900 SH            NONE                                       X
Adobe Systems Inc.       Common Stock  00724F101           684     18,600 SH            NONE                                       X
Alberto-Culver Co. (New) Common Stock  013078100           671     22,900 SH            NONE                                       X
Alcoa Inc.               Common Stock  013817101           577     35,800 SH            NONE                                       X
American Express Co.     Common Stock  025816109         1,495     36,900 SH            NONE                                       X
Amgen Inc.               Common Stock  031162100         1,658     29,300 SH            NONE                                       X
Analog Devices Inc.      Common Stock  032654105           663     21,000 SH            NONE                                       X
Axis Capital Holdings LtdPreferred     G0692U208         3,858    169,600PRN            SOLE
BB&T Capital Trust V     Preferred     05530J205         1,209     45,000PRN            SOLE
BB&T Corp.               Common Stock  054937107           358     14,100 SH            NONE                                       X
BNY Capital V            Preferred     09656H209         3,391    136,067PRN            SOLE
Bank of New York Mellon CCommon Stock  064058100           565     20,200 SH            NONE                                       X
Bank of Nova Scotia, The Preferred     064149818           457     20,000PRN            SOLE
Baxter International Inc.Common Stock  071813109         1,121     19,100 SH            NONE                                       X
Becton, Dickinson & Co.  Common Stock  075887109           481      6,100 SH            NONE                                       X
Bed Bath & Beyond Inc.   Common Stock  075896100           730     18,900 SH            NONE                                       X
CME Group Inc.           Common Stock  12572Q105           504      1,500 SH            NONE                                       X
CSX CORP.                Common Stock  126408103           926     19,100 SH            NONE                                       X
CVS Caremark Corp.       Common Stock  126650100         1,143     35,500 SH            NONE                                       X
Capital One Financial CorCommon Stock  14040H105           475     12,400 SH            NONE                                       X
Charles Schwab Corp.     Common Stock  808513105           841     44,700 SH            NONE                                       X
Church & Dwight Co. Inc. Common Stock  171340102           641     10,600 SH            NONE                                       X
Cisco Systems Inc.       Common Stock  17275R102         2,377     99,300 SH            NONE                                       X
CoBank, ACB              Preferred     19075Q409         2,993     60,000PRN            SOLE
Coach Inc.               Common Stock  189754104           880     24,100 SH            NONE                                       X
Colgate-Palmolive Co.    Common Stock  194162103           937     11,400 SH            NONE                                       X
Comcast Corp. New        Preferred     20030N408         1,753     70,000PRN            SOLE
Comcast Corp. New        Preferred     20030N309           288     11,400PRN            SOLE
Corporate Backed Trust   Preferred     21988G346         1,377     54,000PRN            SOLE
Corporate Backed Trust   Preferred     21988G262         1,245     50,000PRN            SOLE
Corporate Backed Trust   Preferred     21988K701         2,174     98,600PRN            SOLE
Cummins Inc.             Common Stock  231021106           853     18,600 SH            NONE                                       X
DEERE & CO.              Common Stock  244199105           957     17,700 SH            NONE                                       X
Dell Inc.                Common Stock  24702R101         1,259     87,700 SH            NONE                                       X
Devon Energy Corp.       Common Stock  25179M103           742     10,100 SH            NONE                                       X
Disney Co., The Walt     Common Stock  254687106         1,635     50,700 SH            NONE                                       X
EMC Corp. (Mass.)        Common Stock  268648102         1,343     76,900 SH            NONE                                       X
EQT Corp.                Common Stock  26884L109           395      9,000 SH            NONE                                       X
Emerson Electric Co.     Common Stock  291011104           639     15,000 SH            NONE                                       X
Enbridge Inc.            Preferred     29250N204           493     20,000PRN            SOLE
Endurance Specialty HldgsPreferred     29267H208         4,054    177,500PRN            SOLE
Entergy Mississippi Inc. Preferred     29364N868           768     30,000PRN            SOLE
Everest Re Capital Trust Preferred     29980R202           308     15,000PRN            SOLE
FPL Group Capital Inc.   Preferred     302570403           771     30,000PRN            SOLE
FPL Group Capital Trust IPreferred     30257V207         1,020     40,000PRN            SOLE
Fedex Corp.              Common Stock  31428X106           709      8,500 SH            NONE                                       X
Firstar Realty LLC       Preferred     33765A202         1,738      2,000PRN            SOLE
Franklin Resources Inc.  Common Stock  354613101         1,022      9,700 SH            NONE                                       X
GENERAL MILLS INC.       Common Stock  370334104           857     12,100 SH            NONE                                       X
GOLDMAN SACHS GROUP INC. Common Stock  38141G104           574      3,400 SH            NONE                                       X
General Electric Capital Preferred     369622493         1,032     43,900PRN            SOLE
Genzyme Corp.            Common Stock  372917104           466      9,500 SH            NONE                                       X
Gilead Sciences Inc.     Common Stock  375558103         1,575     36,400 SH            NONE                                       X
Google Inc.              Common Stock  38259P508         2,356      3,800 SH            NONE                                       X
HSBC Finance Corp.       Preferred     40429C607           513     25,000PRN            SOLE
HSBC Finance Corp.       Preferred     40429C201           613     25,000PRN            SOLE
Heco Capital Trust III   Preferred     404156200           517     21,400PRN            SOLE
Hewlett-Packard Co.      Common Stock  428236103         3,302     64,100 SH            NONE                                       X
Highwoods Properties Inc.Preferred     431284207         4,036      4,033PRN            SOLE
Illinois Tool Works Inc. Common Stock  452308109         1,113     23,200 SH            NONE                                       X
Insurance Services OfficeCommon Stock  458065109         5,959     11,172 SH            SOLE
Intel Corp.              Common Stock  458140100         1,416     69,400 SH            NONE                                       X
Intl Business Machines CoCommon Stock  459200101         2,854     21,800 SH            NONE                                       X
Itron Inc.               Common Stock  465741106           480      7,100 SH            NONE                                       X
Johnson & Johnson        Common Stock  478160104         1,726     26,800 SH            NONE                                       X
Johnson Controls Inc.    Common Stock  478366107           370     13,600 SH            NONE                                       X
KELLOGG CO.              Common Stock  487836108           505      9,500 SH            NONE                                       X
Kraft Foods Inc.         Common Stock  50075N104         1,258     46,300 SH            NONE                                       X
Lam Research Corp.       Common Stock  512807108           659     16,800 SH            NONE                                       X
Lincoln National Capital Preferred     53404M201         1,521     67,700PRN            SOLE
Lowe's Companies Inc.    Common Stock  548661107         1,053     45,000 SH            NONE                                       X
M & T Capital Trust IV   Preferred     55292C203           791     30,000PRN            SOLE
Markel Corp.             Preferred     570535203         1,545     60,000PRN            SOLE
McDonald's Corp.         Common Stock  580135101         1,499     24,000 SH            NONE                                       X
Mckesson Corp.           Common Stock  58155Q103         1,131     18,100 SH            NONE                                       X
Medtronic Inc.           Common Stock  585055106         1,095     24,900 SH            NONE                                       X
Merck & Co. Inc. (New)   Common Stock  58933Y105         2,357     64,500 SH            NONE                                       X
Microsoft Corp.          Common Stock  594918104         5,144    168,700 SH            NONE                                       X
Morgan Stanley Capital TrPreferred     617466206           337     17,200PRN            SOLE
NIKE INC.                Common Stock  654106103           601      9,100 SH            NONE                                       X
National Bank of Canada  Preferred     633067517           420     20,000PRN            SOLE
National Oilwell Varco InCommon Stock  637071101           741     16,800 SH            NONE                                       X
Natl Rural Util.Coop.Fin.Preferred     637432873           334     14,088PRN            SOLE
Natl Rural Util.Coop.Fin.Preferred     637432709           851     32,714PRN            SOLE
NetApp Inc.              Common Stock  64110D104           846     24,600 SH            NONE                                       X
Nexen Inc.               Preferred     65334H508         4,216    170,000PRN            SOLE
Noble Energy Inc.        Common Stock  655044105           677      9,500 SH            NONE                                       X
Norfolk Southern Corp.   Common Stock  655844108           854     16,300 SH            NONE                                       X
Northern Trust Corp.     Common Stock  665859104           383      7,300 SH            NONE                                       X
Nucor Corp.              Common Stock  670346105           658     14,100 SH            NONE                                       X
PENNEY CO. INC., J.C.    Common Stock  708160106           649     24,400 SH            NONE                                       X
PG & E Corp.             Common Stock  69331C108           442      9,900 SH            NONE                                       X
PNC Capital Trust D      Preferred     69350H202           394     17,500PRN            SOLE
PNC FINANCIAL SERVICES GRCommon Stock  693475105           815     15,447 SH            NONE                                       X
PNC Financial Services GrPreferred     693475AJ4         5,052  5,000,000PRN            SOLE
PNC Financial Services GrPreferred     693475881           274      9,400PRN            SOLE
PPL Electric Utilities CoPreferred     69351U863         4,894    200,000PRN            SOLE
PPlus Trust              Preferred     73941X403           486     20,000PRN            SOLE
PartnerRe Ltd.           Preferred     G6852T204         1,951     83,000PRN            SOLE
Pepsico Inc.             Common Stock  713448108         1,842     30,300 SH            NONE                                       X
Praxair Inc.             Common Stock  74005P104           859     10,700 SH            NONE                                       X
PreferredPlus Trust      Preferred     740434717           247      9,700PRN            SOLE
Procter & Gamble Co., TheCommon Stock  742718109         3,692     60,900 SH            NONE                                       X
Prudential PLC           Preferred     G7293H114         2,762    115,000PRN            SOLE
QUALCOMM Inc.            Common Stock  747525103         2,253     48,700 SH            NONE                                       X
Quanta Services Inc.     Common Stock  74762E102           444     21,300 SH            NONE                                       X
REPSOL INTERNATL CAPITAL Preferred     G7513K103         4,491    177,500PRN            SOLE
Radioshack Corp.         Common Stock  750438103           532     27,300 SH            NONE                                       X
Regions Financial Corp. (Common Stock  7591EP100           360     68,000 SH            NONE                                       X
RenaissanceRe Holdings LtPreferred     G7498P200         3,429    145,000PRN            SOLE
RenaissanceRe Holdings LtPreferred     G7498P309           881     45,000PRN            SOLE
Royal Bank of Canada     Preferred     780085247           813     40,000PRN            SOLE
STAPLES INC.             Common Stock  855030102         1,116     45,400 SH            NONE                                       X
STATE STREET CORP.       Common Stock  857477103           932     21,400 SH            NONE                                       X
SUNTRUST BANKS INC.      Common Stock  867914103           475     23,400 SH            NONE                                       X
SVB Capital II           Preferred     86959H201         1,045     50,000PRN            SOLE
Santander Finance Pfd S.APreferred     80281R706         1,690     70,000PRN            SOLE
Selective Insurance GroupPreferred     816300305         2,081     98,500PRN            SOLE
Smith International Inc. Common Stock  832110100           918     33,800 SH            NONE                                       X
Southern California EdisoPreferred     842400749         7,205     80,000PRN            SOLE
Starbucks Corp.          Common Stock  855244109           835     36,200 SH            NONE                                       X
Symantec Corp.           Common Stock  871503108           667     37,300 SH            NONE                                       X
T. Rowe Price Group Inc. Common Stock  74144T108           373      7,000 SH            NONE                                       X
Target Corp.             Common Stock  87612E106         1,108     22,900 SH            NONE                                       X
Texas Instruments Inc.   Common Stock  882508104         1,334     51,200 SH            NONE                                       X
Tiffany & Co.            Common Stock  886547108           606     14,100 SH            NONE                                       X
Time Warner Cable Inc.   Common Stock  88732J207           355      8,580 SH            NONE                                       X
Torchmark Capital Trust IPreferred     89102W208         2,654    106,187PRN            SOLE
TransCanada PipeLines LtdPreferred     893526699           475     10,000PRN            SOLE
U.S. Bancorp             Common Stock  902973304        53,793  2,389,755 SH            SOLE
U.S. Bancorp             Common Stock  902973304           909     40,400 SH            NONE                                       X
UNITED PARCEL SERVICE INCCommon Stock  911312106           849     14,800 SH            NONE                                       X
United Technologies Corp.Common Stock  913017109           507      7,300 SH            NONE                                       X
Verizon Communications InCommon Stock  92343V104         2,008     60,600 SH            NONE                                       X
Viacom Inc.              Preferred     92553P300         2,458    101,764PRN            SOLE
Wells Fargo & Co.        Common Stock  949746101         1,087     40,271 SH            NONE                                       X
XTO Energy Inc.          Common Stock  98385X106           842     18,100 SH            NONE                                       X
Xcel Energy Inc.         Preferred     98389B886         1,960     73,700PRN            SOLE
Zimmer Holdings Inc.     Common Stock  98956P102           833     14,100 SH            NONE                                       X
eBay Inc.                Common Stock  278642103         1,615     68,600 SH            NONE                                       X